Buffalo International Fund
Buffalo International Fund
Supplement dated April 17, 2018

to the

Buffalo Funds®

Prospectus dated July 29, 2017

Buffalo International Fund  (BUFIX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo International Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns, and Average Annual Total Returns for the Buffalo International Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 20.05%

Best Quarter: June 30, 2009 = 31.64%

Worst Quarter: September 30, 2008 = -21.68%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Returns - Buffalo International Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Buffalo International Fund	3.19%	7.39%	2.19%	Sep. 28, 2007
After Taxes on Distributions | Buffalo International Fund	2.73%	7.32%	2.18%
After Taxes on Distributions and Sale of Fund Shares | Buffalo International Fund	1.80%	5.88%	1.82%
Russell Global (ex US) Index (reflects no deduction for fees, expenses or taxes)	4.39%	5.56%	(0.27%)	Sep. 28, 2007
Lipper International Funds Index® (reflects no deduction for taxes)	1.70%	6.87%	none	Sep. 28, 2007

Please retain this Supplement with your Prospectus for reference.